Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	December 31,
	2016	2015
Buildings	$16,929	$11,403
Mining property and mine development	113,169	98,689
Plant and equipment	331,165	244,910
Rail and rail equipment	56,369	40,734
Transload facilities and equipment	78,105	62,557
Construction-in-progress	1,695	102,464
Property, plant and equipment	597,432	560,757
Less: Accumulated depreciation and depletion	(55,739)	(42,609)
Property, plant and equipment, net	$541,693	$518,148

Depreciation and depletion expense was $17,039, $15,684 and $10,232 for the years ended December 31, 2016, 2015 and 2014, respectively.
The Partnership recognized a (gain) loss on the disposal of fixed assets of $(357), $72 and $(15) during the years ended December 31, 2016, 2015 and 2014, respectively, which are included in general and administrative expenses on our Consolidated Statements of Operations.
During the year ended December 31, 2016, the Partnership completed construction and commenced operations of our Blair facility, sold two of its idled transload facilities and the leases for two of the idled transload facilities terminated.
The Augusta facility was temporarily idled from October 2015 through August 2016. As a result of market conditions, the Whitehall facility was temporarily idled during the second quarter of 2016 and resumed operations in March 2017. No impairments were recorded related to the Augusta and Whitehall facilities.
During the year ended December 31, 2015, the Partnership recognized an impairment of $6,186 related to the write-down of transload and office facilities assets to their net realizable value and recognized expense of $256 related to the abandonment of certain transload construction projects. These expenses are included in impairments and other expenses in our Consolidated Statements of Operations. Refer to Note 14 - Impairments and Other Expenses for additional disclosure regarding impairments.